Document and Entity Information	Nov. 04, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2025
Entity Registrant Name	KENNEDY-WILSON HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-33824
Entity Tax Identification Number	26-0508760
Entity Address Address Line 1	151 S El Camino Drive
Entity Address City Or Town	Beverly Hills
Entity Address State Or Province	CA
Entity Address Postal Zip Code	90212
City Area Code	310
Local Phone Number	887-6400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $.0001 par value
Trading Symbol	KW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001408100
Amendment Flag	false